Finance expense	12 Months Ended
Mar. 31, 2023
Finance expense
Finance expense	19.Finance expense

	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Interest expense	76.8	91.4	69.8
Hedge discontinuance and ineffectiveness (see Note 11)	—	—	227.3
	76.8	91.4	297.1